Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes (Details) [Line Items]
Corporate income tax rate	25.00%	25.00%	25.00%
Percentage of taxable income				10.00%
Estimated tax savings preferred tax rates	$ 0	$ 86,898	$ 266,125
Per share effect of the tax exemption (in Dollars per share)	$ 0	$ 0.004	$ 0.01
R&D expense approved by local tax authority deducted from tax income	175.00%
Deferred tax assets	$ 0	$ 494,280
Increases in valuation allowance	$ 3,696,577	224,882
Value added tax, description	The applicable VAT rate is 13% (starting from May 1, 2018, VAT rate was lowered from 17% to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%) for products sold in the PRC.
Accrued tax liabilities	$ 1,800,000	$ 1,200,000
Beijing REIT [Member]
Taxes (Details) [Line Items]
Favorable income tax rate	15.00%